Long-Term Debt (Detail) - Total [Domain Member] - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	€ 37,868	€ 36,977
Total long-term debt	147,629	152,083
Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	77,607	77,894
Floating rate	25,254	30,495
Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	5,510	5,297
Floating rate	€ 1,390	€ 1,420